Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST IV
Prospectus Date	rr_ProspectusDate	Jul. 01, 2021
Document Creation Date	dei_DocumentCreationDate	Sep. 10, 2021